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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]:  Amendment Number:


   This Amendment (Check only one.):     [ ] is a restatement.
                                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


       /s/ Thomas D. Stern                New York, New York     August 12, 2005
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $ 2,613,658 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7               COLUMN 8
--------          --------  --------     --------   ---------------------  ----------   --------  ----------------------------------

                  TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER              VOTING AUTHORITY
NAME OF ISSUER     CLASS       CUSIP     (x $1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE       SHARED       NONE
----------------  --------  -----------  ---------  ----------  ---  ----  ----------   --------  ----------  ----------  ----------
COMCAST CORP NEW  CL A SPL  20030N 20 0   847,567   28,299,411  SH         SOLE                   28,299,411

CAREMARK RX INC   COM       141705 10 3   790,256   17,750,595  SH         SOLE                   17,750,595

FEDERAL HOME LN
MTG CORP          COM       313400 30 1   429,087    6,578,060  SH         SOLE                    6,578,060

LABORATORY CORP
AMER HOLDINGS     COM NEW   50540R 40 9   328,892    6,591,026  SH         SOLE                    6,591,026

UNITEDHEALTH
GROUP INC         COM       91324P 10 2   217,856    4,178,291  SH         SOLE                    4,178,291